Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Disaggregated by Source

The table below presents the Company’s revenue disaggregated by sources for the six months ended June 30, 2019 and 2018 (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
LNG Product	$8,699	$7,047	$18,953	$14,898
Rental, services and other	2,396	1,644	5,117	3,667

	$11,095	$8,691	$24,070	$18,565

The table below presents the Company’s revenue disaggregated by sources for the years ended December 31, 2018 and 2017 (in thousands):

	2018	2017
LNG Product	$30,200	$15,534
Rental, services and other	7,142	4,913

	$37,342	$20,447